Other Equity and Common Stock Transactions (Details 2) (USD $)	0 Months Ended	12 Months Ended
	Dec. 18, 2012	Jul. 31, 2013	Jul. 31, 2012
Other Equity and Common Stock Transactions
Authorized issuance of shares to University of South Florida Research Foundation	150,000
Value of shares issued to the University of South Florida Research Foundation	$ 34,500
First payment upon the start of future phase II clinical trial	50,000
Payment upon the start of future phase III clinical trial	100,000
Payment upon FDA approval	250,000
Dividends paid		$ 0	$ 0